Subordinated liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Subordinated liabilities
Dated loan capital	£ 3,321	£ 4,626
Undated loan capital	2,291	2,331
Preference shares	143	338
Subordinated liabilities	5,755	7,295
Bank
Subordinated liabilities
Dated loan capital	3,313	3,324
Undated loan capital	2,184	2,228
Preference shares	143	338
Subordinated liabilities	£ 5,640	£ 5,890